Leasing - Schedule of Lease liability (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability [Abstract]
Balance at beginning	₪ 1,075	₪ 1,332
Additions
Interest expenses	67	95
Lease payments	(469)	(352)
Balance as ending	₪ 673	₪ 1,075